Capital lease obligation (Details 1) - CAD	Dec. 31, 2016	Dec. 31, 2015
2017	CAD 535,485
2018	535,485
2019	535,485
2020	538,460
Total capital lease obligation	124,697	CAD 161,466
Capital Lease Obligations [Member]
2017	36,769
2018	39,579
2019	42,603
2020	42,515
Total capital lease obligation	CAD 161,466